Revenues - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current			$ 0.4	$ 0.2
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		$ 0.1		$ 0.3
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Increase Decrease In Accumulated deficit and Deferred revenue	$ 16.8
Deferred Revenue, Period Increase (Decrease)		$ 3.9